LOSS PER SHARE (Details Textual) - CNY (¥)		12 Months Ended
	Sep. 03, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share		Warrants to purchase common stock are not included in the diluted loss per share calculations when their effect is antidilutive. For the year ended December 31, 2020, about 960,894 of potential shares of common stock related to outstanding warrants and stock options were excluded from the calculation of diluted net loss per share as such shares are antidilutive when there is a loss. There were 556,479 and 242,857 post-reverse split shares for the years ended December 31, 2019 and 2018.
Equity, Reverse Stock Split	Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share
Number of other equity instruments outstanding in share-based payment arrangement		960,894	556,479	247,619
Purchase common stock
Earnings per share [line items]
Number of other equity instruments outstanding in share-based payment arrangement		960,894	556,479	242,857